Investment Strategy - First Trust WCM Focused Global Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund seeks to achieve its investment objective by investing in the equity securities of companies located throughout the world, including the United States. Such equity securities may include common stock and depositary receipts (including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Canadian Depositary Receipts (“CDRs”) and Global Depositary Receipts (“GDRs”)). The Fund may also invest in securities denominated in non-U.S. currencies. Under normal market conditions, the Fund invests at least 40% of its net assets in companies organized, headquartered or doing a substantial amount of business outside the United States, including emerging and frontier market countries. Emerging and frontier countries or markets are those countries or markets with low- to middle-income economies as classified by the World Bank or included in any of the Morgan Stanley Capital International (MSCI) emerging markets or frontier markets indices. The Fund’s sub-advisor, WCM Investment Management, LLC (the “Sub-Advisor”), considers a company to be located in a country if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, the country, or if the company derives at least 50% of its revenues or net profits from, or has at least 50% of its assets or production capacities in, the country. The Sub-Advisor considers a company that has at least 50% of its assets, or derives at least 50% of its revenues from business, outside the United States as doing a substantial amount of business outside the United States. The Sub-Advisor uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term historical growth in revenue and earnings, and/or a strong probability for superior future growth. The Sub-Advisor’s investment process seeks companies that are industry leaders with strengthening competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations. The Sub-Advisor also considers other factors including political risk, monetary policy risk and regulatory risk in selecting securities. Although the Fund may invest in the securities of companies of any size, it generally invests in the securities of established multinational companies. The Fund generally invests in securities of companies located in different regions and in at least three different countries. However, from time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions. As of March 31, 2026, the Fund had significant investments in industrials companies, information technology companies and European issuers, although this may change from time to time. Over time, the Fund may have significant investments in a jurisdiction or investment sector that it may not have had as of March 31, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector. The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries.
Strategy Portfolio Concentration [Text]	As of March 31, 2026, the Fund had significant investments in industrials companies, information technology companies and European issuers, although this may change from time to time.